Significant Accounting Policies (Details 2) R$ in Thousands	Dec. 31, 2016 BRL (R$)
Acquisition-date fair value of total consideration transferred [abstract]
Payment to HSBC Latin America Holding Limited, net of adjustment after closure	R$ 15,665,367	[1]
Adjustment to the cost acquisition related to the fair value of the firm commitment	1,623,103	[2]
Fair value of the consideration transferred	R$ 17,288,470	[3]

[1]	Includes the IOF collection, and withholding Income Tax; and
[2]	Includes the results from changes to the fair value of the firm commitment attributable to the hedged risk that was recognized in the statement in the financial position hired with the objective of protecting the effects of exchange rate variation of the firm commitment, though the use of a hedging instrument derivative.
[3]	Based on an assessment made on July 01,2016, were identificable the fair values of the assets adquired and liabilities assumed in the acquisition.